Prepayment, Net (Tables)	6 Months Ended
Apr. 30, 2025
Prepayment, Net [Abstract]
Schedule of Prepayment	Prepayment as of April 30, 2025 and October 31, 2024 are as follows:
	April 30, 2025	October 31, 2024
Prepayment	$86,253	$95,804
Less: Allowance for bad debt	(86,253)	(88,105)
Totals	$-	$7,699

Schedule of Movement of Allowance for Prepayment

The following table sets forth the movement of allowance for prepayment:

	April 30, 2025	October 31, 2024
Balance, at beginning of the period	$88,105	$97,691
Addition (Reversal)	-	(12,198)
Exchange rate difference	(1,852)	2,612
Balance, at end of the period	$86,253	$88,105